Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Stock Dividend Fund, Inc.
Entity Central Index Key	0001288872
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Stock Dividend Fund, Inc.
Shareholder Report [Line Items]
Fund Name	STOCK DIVIDEND FUND, INC.
Class Name	STOCK DIVIDEND FUND, INC.
Trading Symbol	SDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stock Dividend Fund, Inc. – SDIVX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.funddocuments.com. You can also request this information by contacting us at 1-800-704-6072.
Additional Information Phone Number	1-800-704-6072
Additional Information Website	https://www.funddocuments.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs as a percentage of a $10,000 investment*

Stock Dividend Fund, Inc.	$85.00	0.85%

*	Annualized

Expenses Paid, Amount	$ 85.00
Expense Ratio, Percent	0.85% [1]
Factors Affecting Performance [Text Block]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the period December 31, 2023 through December 31, 2024 the total return of the Fund was up 12.53% versus the S&P 500 up 25.02% and the S&P 500 High Dividend ETF which was up 15.32%. The S&P 500 has been meaningfully driven by a handful of large cap technology stocks with high valuation levels and virtually no dividend income, both of which are inconsistent with the strategy of the Fund. Our performance will lag when these Technology stocks significantly outperform. We are confident that money will flow back toward value and income stocks and our portfolio should perform relatively well, especially if interest rates decline.

The turnover of the Fund in 2024 was below average expectations at 3.74% as we did not feel compelled to realize capital gains only to pay tax and then invest in other high dividend paying opportunities. We liked our portfolio in 2024.

The Fund continues to hold what we feel are very high quality companies with stable cash flows and relatively conservative and transparent balance sheets.

The Fund begins 2025 with a meaningfully above market internal portfolio dividend yield and strong cash flows which we would expect to perform well going forward.

Sincerely,

Steven Adams

Portfolio Manager

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	Cumulative Performance Comparison of $10,000 Investment
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 YEAR	5 YEARS	10 YEARS	ENDING VALUE
Stock Dividend Fund, Inc.	12.53%	7.44%	8.14%	21,909
S&P 500 Index	25.02%	14.51%	13.08%	34,223

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund Shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling 1-800-704-6072.
Net Assets	$ 29,750,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 252,542
Investment Company, Portfolio Turnover	3.74%
Additional Fund Statistics [Text Block]	FUND STATISTICS (as of December 31, 2024) NET ASSETS: $29.75 MILLION PORTFOLIO HOLDINGS: 20 PORTFOLIO TURNOVER IN 2024: 3.74% ADVISORY FEES PAID BY FUND IN 2024: $252,542
Holdings [Text Block]

ASSET ALLOCATION

Pharmaceutical Preps	16.57%
National Commercial Banks	14.22%
Cigarettes	11.31%
Petroleum Refining	10.65%
Telephone Communications, Except Radiotelephone	10.48%
Electronic Computers	5.82%
Paper Prods	4.77%
Gold and Silver Ores	4.62%
Compu Comm Equip	4.22%
Canned, Frozen & Preserved Fruit, Veg	4.19%
Biolog Prod	4.08%
Food & Kindred Products	3.74%
Pipe Lines	3.74%
Other Assets, Less Liabilities, Net	1.59%
100.00%

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

1.	Bristol-Myers Squibb Co	7.10%
2.	Bank of America	6.56%
3.	Chevron Corp.	6.29%
4.	Altria Group Inc	6.27%
5.	AT&T Inc	5.94%
6.	Apple Inc	5.82%
7.	Citigroup Inc	5.26%
8.	AbbVie Inc.	5.21%
9.	British American Tobacco Industries	5.04%
10.	Kimberly-Clark Corp	4.77%
		58.26%

*	Portfolio holdings are subject to change and are not recommendations of individual stocks

Material Fund Change [Text Block]

HOW HAS THE FUND CHANGED

The Fund decided to change auditors for the 2024 audit year and going forward primarily due to proposed audit cost. This change was ratified by shareholders. There were no other material changes during the year ended December 31, 2024.

Accountant Change Statement [Text Block]	The Fund decided to change auditors for the 2024 audit year and going forward primarily due to proposed audit cost. This change was ratified by shareholders.

[1]	Annualized